Fixed Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Fixed Assets
5. Fixed Assets

The following is a summary of the fixed assets as of December 31:

	2012			2011
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Computers, furniture and fixtures	$111,356	$(83,537)	$27,819	$100,373	$(73,521)	$26,852
Leasehold improvements	57,350	(32,255)	25,095	49,292	(28,407)	20,885
	$168,706	$(115,792)	$52,914	$149,665	$(101,928)	$47,737

Included in fixed assets are assets under capital lease obligations with a cost of $3,941, (2011 – $4,243) and accumulated depreciation of $2,721 (2011 – $2,816). Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $18,784, $17,617 and $16,441, respectively.